BUSINESS COMBINATION (Details Narrative) - USD ($)		12 Months Ended
	Dec. 30, 2024	Dec. 31, 2024
Business Acquisition [Line Items]
Acquisition related cost		$ 10,255
Common Class A [Member] | Mlink Limited [Member]
Business Acquisition [Line Items]
Market price	$ 1
Common Class A [Member] | Share Purchase Agreement [Member] | Mlink Limited [Member]
Business Acquisition [Line Items]
Acquire percentage	100.00%
Consideration of shares	1,250,000
Market price	$ 1